Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue disaggregated by type of customer
The following table summarizes the Company’s disaggregated revenue (in thousands):

	Year Ended December 31,
	2021	2020	2019
Diagnostic test revenue:
Patients with third-party insurance	$169,576	$138,153	$169,538
Institutional customers	31,717	35,200	20,888
Self-pay patients	3,807	1,998	1,241
Total diagnostic test revenue	205,100	175,351	191,667
Other revenue	7,095	3,971	4,507
Total	$212,195	$179,322	$196,174

Contract assets and contract liabilities
A reconciliation of the beginning and ending balances of contract assets and contract liabilities is shown in the table below (in thousands):

	Contract Assets	Contract Liabilities
December 31, 2020	$2,028	$3,811
Contract asset additions	1,163	—
Customer prepayments	—	2,223
Revenue recognized	105	(2,265)
December 31, 2021	$3,296	$3,769